Property Charges and Other	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property Charges and Other

9. Property Charges and Other

Property charges and other for the three months ended June 30, 2012 and 2011, were $2.2 million and $2.6 million, respectively. Property charges and other for the six months ended June 30, 2012 and 2011, were $5.9 million and $4.6 million, respectively. Property charges generally include costs related to the retirement of assets for remodels and asset abandonments. Property charges and other for the six months ended June 30, 2012 and 2011, related to miscellaneous renovations and abandonments at Wynn Las Vegas.

10. Property Charges and Other

Property charges and other for the years ended December 31, 2011, 2010 and 2009, were $16.6 million, $19 million and $24.5 million, respectively. In response to the Company’s evaluation of its resort and the reactions of its guests, the Company makes enhancements and refinements to the resort. Costs relating to assets retired as a result of these enhancement and remodel efforts have been expensed as property charges.

Property charges and other for the year ended December 31, 2011 include the write off of certain off-site golf memberships by Wynn Las Vegas, miscellaneous renovations and abandonments, including modifications of the Encore retail esplanade, closure of the Blush nightclub and the write off of certain costs related to a show that ended its run in Las Vegas in April 2011.

Property charges and other for the year ended December 31, 2010 include a contract termination payment of $14.9 million related to a management contract for certain of the nightclubs at Wynn Las Vegas as well as miscellaneous renovations, abandonments and gain/loss on sale of equipment .

Property charges and other for the year ended December 31, 2009 include a $16.7 million charge for the abandonment of the front porte-cochere at Encore to make way for the Encore Beach Club, a $5.3 million charge for the write-off of two aircraft deposits, and $2.5 million related to miscellaneous remodels, abandonments and loss on sale of equipment.